UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2013
Date of reporting period: January 31, 2013

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2013 are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 97.8%

	California — 2.3%
$4,500,000	Fontana, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/27	$5,328,225

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,957,212

	District of Columbia — 4.0%
8,990,000	District of Columbia, Revenue Bonds,
	0.120% due 10/1/38	8,990,000

	Florida — 4.0%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,087,500
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series D,
	5.000% due 6/1/24	2,429,120
2,550,000	Palm Beach County, Florida, Public Improvement Revenue,
	5.000% due 11/1/26	3,048,576
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,471,218

		9,036,414

	Georgia — 1.4%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	2,055,174
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.000% due 6/1/13	1,213,704

		3,268,878

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 3.9%
$3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.000% due 1/1/26	$3,945,865
5,000,000	Illinois Development Finance Authority, Revenue Bonds,
	0.120% due 12/1/33	5,000,000

		8,945,865

	Kansas — 0.4%
1,000,000	Kansas State, Development Finance Authority, Health Facilities, Revenue Bonds, Series J,
	0.130% due 3/1/41	1,000,000

	Kentucky — 1.6%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,642,600

	Louisiana — 2.2%
4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	5,051,160

	Maryland — 0.9%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	2,042,586

	Massachusetts — 2.5%
2,675,000	Massachusetts State, College Building Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 5/1/24	3,286,879
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,318,840

		5,605,719

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — 4.2%
$3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A,
	5.000% due 5/1/26	$3,470,880
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	6,021,200

		9,492,080

	Minnesota — 2.5%
4,390,000	Rochester, MN, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/22	5,560,769

	Nebraska — 1.4%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,184,552

	New York — 10.3%
3,925,000	Albany, NY, Industrial Development Agency, Revenue Bonds,
	0.100% due 7/1/37	3,925,000
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,590,637
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,859,848
6,820,000	New York State, Dormitory Authority Revenue, State Non Supported Debt, Revenue Bonds,
	0.100% due 1/1/39	6,820,000
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,428,720
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,862,040

		23,486,245

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	North Carolina — 3.1%
$1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.000% due 6/1/13	$1,015,670
5,000,000	North Carolina State Capital Improvement Obligation, Revenue Bonds, Series C,
	5.000% due 5/1/25	6,032,800

		7,048,470

	Ohio — 4.5%
4,715,000	Columbus, Ohio, General Obligation Unlimited, Series 1,
	0.090% due 12/1/26	4,715,000
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.000% due 3/15/13	1,005,850
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	727,517
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,226,880
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.000% due 6/15/13	1,526,565

		10,201,812

	Oregon — 2.8%
5,000,000	Oregon State Metro, General Obligation Unlimited, Series A,
	5.000% due 6/1/22	6,403,450

	Pennsylvania — 15.3%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.000% due 3/1/17	208,702
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.500% due 11/1/29	1,851,130
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 10/1/17	212,437
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured),
	5.000% due 10/1/17	335,271

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	$303,524
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.000% due 5/15/16	506,940
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	621,705
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	336,918
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	423,368
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16	219,427
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.250% due 7/1/16	290,991
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	519,120
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,160,470
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 4/1/17	379,659
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,096,770
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	407,890
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	708,492
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	562,160

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	$1,330,105
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	474,911
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	276,390
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,744,605
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	279,185
45,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	46,983
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	551,170
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	909,277
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	780,038
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (FSA Insured),
	5.000% due 2/15/15	983,699
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (FSA Insured),
	5.000% due 2/15/15	103,769
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,688,895

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.250% due 6/1/24	$1,753,480
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	62,942
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,070,960
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.000% due 7/1/15	81,598
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	863,647
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	265,096
3,000,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Series D. Childrens Hosp. Phila,
	5.000% due 7/1/28	3,501,570
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,724,505
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,955,617
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.500% due 9/15/39	1,548,825
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,597,781

		34,740,022

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	106,654

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	South Carolina — 2.4%
$2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	$2,706,625
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,820,850

		5,527,475

	Tennessee — 5.2%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	5,647,696
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,245,006
5,000,000	Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, Revenue Bonds, Series A,
	0.120% due 12/1/41	5,000,000

		11,892,702

	Texas — 10.8%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.000% due 2/15/14	2,891,125
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/14 @ 100,
	5.000% due 3/1/16	3,152,130
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,806,696
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	1,125,875
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,070,160
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	472,333

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	$3,366,309
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	780,573
2,615,000	Tarrant Regional Water District, Revenue Bonds, (FGIC Insured),
	4.450% due 3/1/23	2,877,494
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.000% due 2/1/13	1,435,000
2,125,000	Texas State, Transportation Commission, Revenue Bonds,
	5.000% due 4/1/24	2,455,565
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	2,017,225

		24,450,485

	Virginia — 3.5%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A,
	5.000% due 3/1/23	4,968,480
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.000% due 9/1/13	1,541,895
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.000% due 8/1/13	1,535,940

		8,046,315

	Washington — 7.6%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,990,280
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,087,740
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,282,260
2,000,000	Seattle, WA, Drain & Wastewater Revenue, (NPFG Insured),
	4.375% due 2/1/26	2,144,180

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)
Washington — (Continued)

$3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
5.000% due 2/1/20	$3,985,572
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
5.000% due 12/1/15	2,807,650

17,297,682

TOTAL MUNICIPAL BONDS (Cost $214,913,910)	222,307,372

TOTAL INVESTMENTS (Cost $214,913,910)[1]	97.8%	$222,307,372
OTHER ASSETS IN EXCESS OF LIABILITIES	2.2	5,061,189

NET ASSETS	100.0%	$227,368,561

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $214,913,910.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.7%

	Delaware — 2.4%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$541,860
500,000	5.000% due 1/1/19[1]	540,860

		1,082,720

	New Jersey — 95.1%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	517,495
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	582,305
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	531,210
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	331,571
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	102,596
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	519,847
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	503,760
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.000% due 5/1/13	126,503
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	419,758
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	319,656
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.500% due 10/1/23	257,140
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	287,973
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	780,227

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$655,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured), Prerefunded 11/1/15 @ 100,
	5.800% due 11/1/21	$749,615
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	583,625
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.000% due 4/1/16	268,305
700,000	Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation Unlimited,
	4.000% due 10/1/23	789,600
500,000	Maplewood Township, NJ, General Obligation Unlimited, Refunding (Township Guaranteed),
	5.000% due 10/15/19	614,130
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	482,562
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	599,615
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	293,018
330,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.125% due 12/15/27	379,361
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	333,981
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	170,965
500,000	5.000% due 12/1/21	602,860
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	108,890
455,000	Montgomery Township, NJ, General Improvement,
	5.000% due 9/1/20	557,989

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	$410,827
	Morris County, NJ, General Obligation Unlimited:
500,000	5.000% due 2/1/15	500,000
490,000	4.000% due 2/1/22	578,308
400,000	5.000% due 9/15/22	492,220
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	20,078
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	423,310
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured), Prerefunded 6/15/13 @ 100,
	5.250% due 6/15/14	407,516
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	476,192
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	411,077
500,000	New Jersey Economic Development Authority, Revenue Bonds, Series A, (AGMC Insured),
	0.120% due 7/1/48	500,000
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.000% due 3/1/18	492,012
	New Jersey Environmental Infrastructure Trust Revenue, Series A:
325,000	5.250% due 9/1/19	398,495
5,000	4.000% due 9/1/23	5,840
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A:
335,000	4.000% due 9/1/19	387,330
485,000	4.000% due 9/1/23	537,972
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
5,000	4.000% due 9/1/19	5,840
10,000	4.000% due 9/1/23	11,680

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	$277,533
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.750% due 7/1/23	409,156
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	331,734
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	73,932
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	294,855
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.250% due 7/1/20	408,152
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	664,620
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	941,545
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	218,944
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	458,937
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	534,745

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	$583,915
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	274,038
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	100,774
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured),
	5.500% due 12/15/16	467,100
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.250% due 6/15/17	389,798
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.500% due 6/15/13	101,972
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.250% due 6/15/14	586,718
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	379,112
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,147,258
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	459,972
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	738,348
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	467,873
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	334,450
1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	1,150,330

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.000% due 1/1/37	$417,384
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	671,837
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	803,294
500,000	Ocean City, NJ, General Obligation Unlimited,
	4.000% due 8/15/19	584,535
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	501,573
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	662,844
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,520,163
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	627,016
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	694,212
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22[2]	611,915
2,105,000	Rutgers State University, NJ, Revenue Bonds, Series A,
	0.100% due 5/1/18	2,105,000
680,000	Somerset County, NJ, Improvement Authority Government Capital Equipment, Revenue Bonds,
	4.000% due 3/15/17	763,348
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.750% due 6/1/39	342,296
225,000	7.000% due 6/1/41	230,092
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	452,856
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.000% due 2/1/15	500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	$578,015
750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	901,215
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	602,608
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	581,325

		43,820,593

	Pennsylvania — 1.2%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16[1]	443,957
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.000% due 7/1/13[1]	117,193

		561,150

	TOTAL MUNICIPAL BONDS (Cost $43,916,713)	45,464,463

TOTAL INVESTMENTS (Cost $43,916,713)[3]	98.7%	$45,464,463
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	602,465

NET ASSETS	100.0%	$46,066,928

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] When-issued security.
[3] Aggregate cost for federal tax purposes was $43,916,713.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2013, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2013. For the quarter ended January 31, 2013, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$7,556,872	$163,410	$7,393,462
New Jersey Muni Portfolio	1,565,502	17,752	1,547,750

3.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2013 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2013